Schedule of Forward Purchase Agreement (Details) - shares	12 Months Ended
	Dec. 31, 2025	Oct. 03, 2025
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Series B warrants		250,000
Series B Warrants [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Series B warrants	322,111
Verdun [Member] | Series B Warrants [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Series B warrants	103,485
Midtown [Member] | Series B Warrants [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Series B warrants	133,301
Vellar [Member] | Series B Warrants [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Series B warrants	85,325
Series B Preferred Stock [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Series B convertible preferred stock, shares	5,002
Series B Preferred Stock [Member] | Verdun [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Series B convertible preferred stock, shares	1,607
Series B Preferred Stock [Member] | Midtown [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Series B convertible preferred stock, shares	2,070
Series B Preferred Stock [Member] | Vellar [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Series B convertible preferred stock, shares	1,325